Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of sale leaseback transactions
The following table gives a summary of our sole sale and leaseback arrangement, including the repurchase option and obligation as of December 31, 2025:

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	Next repurchase option (in $ millions)	Date of next repurchase option	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
FLNG Hilli	June 2018	CSSC entity	1,200.0	15 years	421.0	June 2028	207.9	June 2033

Schedule of bareboat charters
A summary of our payment obligations (excluding the repurchase option and obligation) under the bareboat charter with our sole lessor VIE as of December 31, 2025, are shown below:

(in thousands of $)	2026	2027	2028	2029	2030	2031+
FLNG Hilli (1)	77,600	74,687	71,603	68,605	65,606	136,734
(1) The payment obligations above include variable rental payments due under the lease based on assumed SOFR plus a margin.
Schedule of assets and liabilities of lessor VIEs
The assets and liabilities of the VIE that most significantly impact our consolidated balance sheets as of December 31, 2025 and 2024, are as follows:

(in thousands of $)	2025	2024
Assets
Restricted cash and short-term deposits (note 13)	11,429	17,472

Liabilities (2)
Accrued expenses (note 20)	(28,845)	(12,244)
Other non-current liabilities (note 22)	(184,000)	(184,000)
Debt:
Current portion of long-term debt and short-term debt (1)	(229,654)	(278,551)
Long-term debt (1)	—	(33,432)
Total debt	(229,654)	(311,983)
(1) Where applicable, these balances are net of deferred financing costs (note 19).
(2) The creditors of the lessor VIE have no recourse to the general credit of Golar.

The most significant impact of the VIE’s operations on our consolidated statements of operations, consolidated statements of changes in equity and consolidated statements of cash flows, for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands of $)	2025	2024	2023
Statement of operations
Other financial items, net (note 10)	2,432	4,997	—
Interest expense	14,126	19,989	11,015

Statement of cash flows
Repayments of short-term and long-term debt	(84,429)	(82,804)	(98,242)
Proceeds from short-term debt	—	1,145	—
Financing costs paid	—	—	(3,158)
The assets and liabilities of Gimi MS that most significantly impacted our consolidated balance sheet as of December 31, 2025 and 2024, are as follows:

(in thousands of $)	2025	2024
Balance sheet
Current assets	242,722	139,911
Non-current assets	1,643,366	1,795,646
Current liabilities	(112,743)	(186,149)
Non-current liabilities	(1,146,546)	(602,819)

The following cash flow items represent the most significant impacts of Gimi MS on our consolidated statement of cash flows, for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands of $)	2025	2024	2023
Statement of cash flows
Additions to asset under development	201,701	204,997	308,093
Financing costs paid	(19,522)	(1,251)	(1,780)
Proceeds from long-term debt	1,200,000	70,000	95,000
Repayments of long-term debt	(670,833)	(29,167)	—
Proceeds from subscription of equity interest	21,020	45,206	80,021
Cash dividends paid	(675,000)	—	—